UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-03632

Deutsche DWS Tax Free Trust

(Exact Name of Registrant as Specified in Charter)

345 Park Avenue

New York, NY 10154-0004

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-2500

Diane Kenneally

One International Place

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2018

ITEM 1.	REPORT TO STOCKHOLDERS

November 30, 2018

Semiannual Report

to Shareholders

DWS Intermediate Tax-Free Fund

(formerly DWS Intermediate Tax/AMT Free Fund)

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s Web site (dws.com), and you will be notified by mail each time a report is posted and provided with a Web site link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank), or if you are a direct investor, by calling (800) 728-3337 or sending an email request to service@dws.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 728-3337 or send an email request to service@dws.com to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with DWS if you invest directly with the Fund.

Contents

3	Letter to Shareholders
4	Performance Summary
8	Portfolio Management Team
9	Portfolio Summary
10	Investment Portfolio
26	Statement of Assets and Liabilities
28	Statement of Operations
29	Statements of Changes in Net Assets
30	Financial Highlights

34	Notes to Financial Statements
43	Information About Your Fund’s Expenses
45	Advisory Agreement Board Considerations and Fee Evaluation
50	Account Management Resources
52	Privacy Statement

This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.

NOT FDIC/NCUA INSURED     NO BANK GUARANTEE     MAY LOSE VALUE NOT A DEPOSIT     NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Intermediate Tax-Free Fund

Letter to Shareholders

Dear Shareholder:

The picture for the economy and markets continues to be positive with corporate fundamentals continuing to be solid, a tight labor market and inflation near the Federal Reserve Bank’s target.

Nevertheless, the fourth quarter of 2018 introduced a level of volatility that investors have not seen in quite a while. That trend continues into the new year, triggered by uncertainty around trade conflicts, the withdrawal of liquidity by central banks, higher interest rates and concerns around European hot spots such as Italy and the United Kingdom.

While these issues bear close watching, our Chief investment Officer (“CIO”) and Chief Economist agree that the markets remain broadly attractive. The rate hike cycle appears to be nearing its end, inflation remains under control and recession is not on the near horizon.

The “Insight” section of our Web site, dws.com, is home to a comprehensive library of market and economic views around current developments, opportunities and emerging risks. We invite you to visit us online often to stay apprised of the market landscape and what it may mean for you.

Best regards,

Hepsen Uzcan President, DWS Funds

Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

DWS Intermediate Tax-Free Fund	|	3

Performance Summary	November 30, 2018 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
Unadjusted for Sales Charge	0.02%	0.12%	2.26%	3.57%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–2.73%	–2.63%	1.69%	3.28%
Bloomberg Barclays 7-Year Municipal Bond Index†	0.93%	1.26%	2.67%	4.10%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†	0.72%	1.30%	2.74%	3.95%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–0.86%	2.29%	3.61%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–3.58%	1.72%	3.32%
Bloomberg Barclays 7-Year Municipal Bond Index†		–0.58%	2.62%	4.20%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†		0.02%	2.72%	4.00%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
Unadjusted for Sales Charge	–0.26%	–0.56%	1.48%	2.79%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–1.25%	–0.56%	1.48%	2.79%
Bloomberg Barclays 7-Year Municipal Bond Index†	0.93%	1.26%	2.67%	4.10%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†	0.72%	1.30%	2.74%	3.95%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
Unadjusted for Sales Charge		–1.62%	1.51%	2.84%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–1.62%	1.51%	2.84%
Bloomberg Barclays 7-Year Municipal Bond Index†		–0.58%	2.62%	4.20%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†		0.02%	2.72%	4.00%

4	|	DWS Intermediate Tax-Free Fund

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
No Sales Charges	0.15%	0.35%	2.48%	3.78%
Bloomberg Barclays 7-Year Municipal Bond Index†	0.93%	1.26%	2.67%	4.10%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†	0.72%	1.30%	2.74%	3.95%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
No Sales Charges		–0.63%	2.53%	3.82%
Bloomberg Barclays 7-Year Municipal Bond Index†		–0.58%	2.62%	4.20%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†		0.02%	2.72%	4.00%

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/18
No Sales Charges	0.15%	0.36%	2.49%	3.83%
Bloomberg Barclays 7-Year Municipal Bond Index†	0.93%	1.26%	2.67%	4.10%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†	0.72%	1.30%	2.74%	3.95%
Average Annual Total Returns as of 9/30/18 (most recent calendar quarter end)
No Sales Charges		–0.53%	2.54%	3.89%
Bloomberg Barclays 7-Year Municipal Bond Index†		–0.58%	2.62%	4.20%
Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index†		0.02%	2.72%	4.00%

Performance in the Average Annual Total Returns table(s) above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.

The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2018 are 0.78%,1.56%, 0.62% and 0.54% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.

DWS Intermediate Tax-Free Fund	|	5

Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

A portion of the Fund’s distributions may be subject to federal, state and local taxes. Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

Growth of an Assumed $10,000 Investment (Adjusted for Maximum Sales Charge)

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.

The growth of $10,000 is cumulative.

Performance of other share classes will vary based on the sales charges and the fee structure of those classes.

†	The Bloomberg Barclays 7-Year Municipal Bond Index is an unmanaged, total return subset of the Bloomberg Barclays Municipal Bond Index. It includes maturities of six to eight years.

Bloomberg Barclays Municipal Bond 1–15 Year Blend (1–17) Index is a sub-index of the Bloomberg Barclays Municipal Bond Index. It is a rules-based market value weighted index of bonds with maturities of one year to 17 years designed for the tax-exempt bond market.

‡	Total returns shown for periods less than one year are not annualized.

6	|	DWS Intermediate Tax-Free Fund

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/18	$11.45	$11.44	$11.45	$11.45
5/31/18	$11.60	$11.59	$11.60	$11.60
Distribution Information as of 11/30/18
Income Dividends, Six Months	$.15	$.11	$.17	$.17
November Income Dividend	$.0266	$.0196	$.0290	$.0290
SEC 30-day Yield‡‡	2.09%	1.40%	2.40%	2.40%
Tax Equivalent Yield‡‡	3.53%	2.36%	4.05%	4.05%
Current Annualized Distribution Rate‡‡	2.83%	2.09%	3.08%	3.08%

‡‡

The SEC yield is net investment income per share earned over the month ended November 30, 2018, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC yield would have been 2.07%, 1.35%, 2.26% and 2.30% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal federal income tax rate of 40.8%. Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2018. Distribution rate simply measures the level of dividends and is not a complete measure of performance. The current annualized distribution rate would have been 2.81%, 2.04%, 2.94% and 2.98% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

DWS Intermediate Tax-Free Fund	|	7

Portfolio Management Team

Ashton P. Goodfield, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 1990.

–	Joined DWS in 1986.

–	Co-Head of Municipal Bonds.

–	BA, Duke University.

Matthew J. Caggiano, CFA, Managing Director

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 1989.

–	BS, Pennsylvania State University; MS, Boston College.

Peter Aloisi, CFA, Vice President

Portfolio Manager of the Fund. Began managing the Fund in 2014.

–	Joined DWS in 2010 with five years of industry experience; previously, served as an Associate at Banc of America Securities.

–	BA and MBA, Boston College.

8	|	DWS Intermediate Tax-Free Fund

Portfolio Summary	(Unaudited)

Asset Allocation (As a % of Investment Portfolio)	11/30/18	5/31/18
Revenue Bonds	66%	61%
General Obligation Bonds	15%	16%
Escrow to Maturity/Prerefunded Bonds	11%	14%
Lease Obligations	8%	9%
	100%	100%

Interest Rate Sensitivity	11/30/18	5/31/18
Effective Maturity	5.3 years	5.2 years
Modified Duration	4.5 years	4.4 years

Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.

Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.

Quality (As a % of Investment Portfolio)	11/30/18	5/31/18
AAA	8%	11%
AA	40%	51%
A	39%	32%
BBB	10%	3%
BB	0%	—
CC	0%	0%
Not Rated	3%	3%
	100%	100%

The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s”), Fitch Ratings, Inc. (“Fitch”) or Standard & Poor’s Corporation (“S&P”) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.

Top Five State Allocations (As a % of Investment Portfolio)	11/30/18	5/31/18
Texas	10%	16%
New York	10%	9%
California	10%	9%
Illinois	8%	8%
Pennsylvania	7%	5%

Portfolio holdings and characteristics are subject to change.

For more complete details about the Fund’s investment portfolio, see page 10. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 50 for contact information.

DWS Intermediate Tax-Free Fund	|	9

Investment Portfolio	as of November 30, 2018 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Bonds and Notes 99.1%
Alabama 0.8%
Southeast Alabama, State Gas Supply District Revenue Project, Series A, 4.0%, Mandatory Put 6/1/2024 @ 100, 6/1/2049	8,400,000	8,829,072

Alaska 0.0%
Alaska, State Housing Finance Corp., Mortgage Revenue, Series A, 4.0%, 6/1/2040	250,000	250,000

Arizona 0.0%
Maricopa County, AZ, Industrial Development Authority, Hospital Facility Revenue, Samaritan Health Services, Series B, ETM, 6.0%, 12/1/2019, INS: NATL	460,000	469,614

California 9.9%
California, Bay Area Toll Authority, Toll Bridge Revenue, San Francisco Bay Area, Series S-7, 4.0%, 4/1/2030	2,845,000	3,073,226
California, Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A-1, 5.0%, 6/1/2032	5,000,000	5,457,700
California, State General Obligation, 5.25%, 10/1/2025	10,000,000	10,278,100
California, State General Obligation, Various Purposes:
4.0%, 9/1/2032	5,000,000	5,303,650
5.25%, 9/1/2027	10,000,000	10,853,900
6.0%, 3/1/2033	3,765,000	3,957,166
California, State Health Facilities Financing Authority Revenue, Sutter Health Obligated Group, Series A, 5.0%, 11/15/2032	2,000,000	2,309,640
California, State Public Works Board, Lease Revenue, Department of General Services, Buildings 8 & 9, Series A, Prerefunded 4/1/2019 @ 100, 6.125%, 4/1/2028	2,000,000	2,029,880
Contra Costa, CA, Transportation Authority, Sales Tax Revenue, Series A, 0.70% of 1-month USD LIBOR + 0.250% , 1.86%*, Mandatory Put 9/1/2021 @ 100, 3/1/2034	5,835,000	5,831,265
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, 5.0%, 5/15/2031	10,000,000	10,439,900
Orange County, CA, Airport Revenue, Series A, 5.25%, 7/1/2025	3,000,000	3,064,560
Sacramento, CA, Airport Systems Revenue:
Series E, 5.0%, 7/1/2031	1,750,000	2,049,267
Series E, 5.0%, 7/1/2032	1,500,000	1,747,890
San Diego, CA, Public Facilities Financing Authority, Water Revenue:
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,287,200
Series A, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2028	5,000,000	5,287,200

The accompanying notes are an integral part of the financial statements.

10	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, 5.25%, 5/1/2024	9,000,000	9,136,170
San Francisco, CA, City & County Public Utilities Commission, Water Revenue, Series A, 4.0%, 11/1/2030	7,500,000	8,098,350
Santa Barbara County, CA, Solid Waste System Revenue, Certificates of Participation:
Series B, AMT, 5.0%, 12/1/2034	5,000,000	5,640,000
Series B, AMT, 5.0%, 12/1/2035	5,000,000	5,618,150
Ventura County, CA, Certificates of Participation, Public Financing Authority III, Prerefunded 8/15/2019 @ 100, 6.0%, 8/15/2026	3,370,000	3,473,729

		108,936,943

Colorado 2.4%
Colorado, Health Facilities Authority Revenue, Sisters Leavenworth, Series A, 5.25%, 1/1/2025	2,500,000	2,583,125
Colorado, State Health Facilities Authority, Hospital Revenue, Valley View Hospital Association Project, 2.8%, Mandatory Put 5/15/2023 @ 100, 5/15/2042	3,000,000	3,008,400
Colorado, University Enterprise System Revenue, Series A, Prerefunded 6/1/2019 @ 100, 5.5%, 6/1/2023	1,000,000	1,017,980
Denver City & County, CO, Airport Revenue System:
Series B, 5.0%, 11/15/2022	2,350,000	2,603,692
Series A, AMT, 5.0%, 12/1/2033	1,250,000	1,420,087
Series A, AMT, 5.0%, 12/1/2034	13,500,000	15,264,450

		25,897,734

Connecticut 2.8%
Connecticut, State General Obligation:
Series F, 5.0%, 11/15/2028	3,000,000	3,316,650
Series A, 5.0%, 3/15/2029	4,340,000	4,746,007
Connecticut, State Housing Finance Program Authority Revenue, Series A-1, 4.0%, 11/15/2047	5,130,000	5,344,690
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose:
Series A, 5.0%, 1/1/2027	8,000,000	9,090,320
Series A, 5.0%, 10/1/2027	8,000,000	8,751,600

		31,249,267

District of Columbia 0.3%
Washington, DC, Convention & Sports Authority, Dedicated Tax Revenue:
Series A, 5.0%, 10/1/2029	1,455,000	1,698,742
Series A, 5.0%, 10/1/2030	1,455,000	1,688,891

		3,387,633

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	11

	Principal Amount ($)	Value ($)
Florida 5.6%
Dade County, FL, Health Facilities Authority Hospital Revenue, Baptist Hospital of Miami Project, Series A, ETM, 5.75%, 5/1/2021, INS: NATL	1,345,000	1,410,851
Florida, Housing Finance Corp. Revenue, Homeowner Mortgage Special Program, Series A, 5.0%, 7/1/2028	240,000	241,961
Florida, Reedy Creek Improvement District:
Series A, 4.0%, 6/1/2031	2,385,000	2,514,291
Series A, 4.0%, 6/1/2032	1,500,000	1,575,360
Florida, Tohopekaliga Water Utility System Revenue, 4.0%, 10/1/2032	2,145,000	2,268,123
Lee County, FL, School Board Certificates of Participation, Series A, 5.0%, 8/1/2027	4,360,000	4,919,693
Miami-Dade County, FL, Aviation Revenue:
Series B, 5.0%, 10/1/2024	4,000,000	4,198,280
Series A, Prerefunded 10/1/2019 @ 100, 5.75%, 10/1/2026	8,000,000	8,252,720
Miami-Dade County, FL, Aviation Revenue, Miami International Airport:
Series A-1, 5.5%, 10/1/2025	2,275,000	2,406,313
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2025	725,000	771,306
Series A-1, Prerefunded 10/1/2020 @ 100, 5.5%, 10/1/2026	4,400,000	4,681,028
Miami-Dade County, FL, School Board, Certificates of Participation, Series D, 5.0%, 2/1/2029	7,000,000	7,885,010
Miami-Dade County, FL, Water & Sewer Systems Revenue, Prerefunded 10/1/2020 @ 100, 5.0%, 10/1/2027, INS: AGMC	10,000,000	10,549,500
Orlando & Orange County, FL, Expressway Authority Revenue, Series A, Prerefunded 7/1/2020 @ 100, 5.0%, 7/1/2028	7,500,000	7,850,625
South Miami, FL, Health Facilities Authority, Baptist Health South Florida, 5.0%, 8/15/2030	2,250,000	2,571,480

		62,096,541

Georgia 7.1%
Atlanta, GA, Airport Revenue, Series C, 5.75%, 1/1/2023	2,460,000	2,638,940
Atlanta, GA, Water & Wastewater Revenue:
Series B, 5.0%, 11/1/2022	3,000,000	3,322,380
Series B, 5.25%, 11/1/2027, INS: AGMC	10,000,000	11,912,200
Burke County, GA, Development Authority, Pollution Control Revenue, Oglethorpe Power Corp., Series E, 3.25%, Mandatory Put 2/3/2025 @ 100, 11/1/2045	8,800,000	8,678,736
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,114,760

The accompanying notes are an integral part of the financial statements.

12	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2029	10,300,000	11,155,518
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2033	1,000,000	1,114,760
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Obligated Group:
Series B, 5.5%, 2/15/2029	2,110,000	2,191,319
Series B, Prerefunded 2/15/2020 @ 100, 5.5%, 2/15/2029	6,790,000	7,067,100
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024	1,705,000	1,944,194
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue:
Series A, 4.0%, Mandatory Put 9/1/2023 @ 100, 4/1/2048, LIQ: Royal Bank of Canada	9,320,000	9,725,513
Series C, 4.0%, Mandatory Put 12/1/2023 @ 100, 8/1/2048	8,250,000	8,624,303
Georgia, Municipal Electric Authority, Combined Cycle Project:
Series A, 5.0%, 11/1/2022	1,000,000	1,091,730
Series A, 5.0%, 11/1/2027	1,000,000	1,047,240
Georgia, Municipal Electric Authority, General Resolution Projects, Series A, 5.25%, 1/1/2019	2,500,000	2,505,950
Georgia, Municipal Electric Authority, Project One, Series A, 5.0%, 1/1/2021	3,420,000	3,586,828

		77,721,471

Guam 0.1%
Guam, Government Limited Obligation Revenue, Section 30, Series A, Prerefunded 12/1/2019 @ 100, 5.375%, 12/1/2024	1,000,000	1,034,080

Hawaii 2.1%
Hawaii, State Airports Systems Revenue:
Series A, AMT, 5.0%, 7/1/2033	1,650,000	1,864,285
Series A, AMT, 5.0%, 7/1/2034	2,000,000	2,250,500
Series A, AMT, 5.0%, 7/1/2035	2,500,000	2,798,200
Series A, 5.25%, 7/1/2027	2,335,000	2,451,446
Series A, 5.25%, 7/1/2028	5,010,000	5,259,849
Series A, 5.25%, 7/1/2029	3,155,000	3,312,340
Hawaii, State General Obligation, Series FK, 4.0%, 5/1/2032	4,400,000	4,657,136

		22,593,756

Idaho 0.2%
Idaho, State Health Facilities Authority Revenue, St. Luke’s Health Systems Project, Series A, 5.0%, 3/1/2027	2,100,000	2,407,419

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
Illinois 8.0%
Chicago, IL, O’Hare International Airport Revenue:
Series D, 5.0%, 1/1/2023	6,540,000	7,227,485
Series B, 5.0%, 1/1/2029	5,000,000	5,536,000
Chicago, IL, O’Hare International Airport Revenue, Senior Lien:
Series C, 5.0%, 1/1/2030	1,250,000	1,400,525
Series B, 5.0%, 1/1/2033	3,000,000	3,349,860
Chicago, IL, Waterworks Revenue:
Series 2017-2, 5.0%, 11/1/2023	650,000	716,878
Series 2017-2, 5.0%, 11/1/2024	1,000,000	1,117,260
Illinois, Railsplitter Tobacco Settlement Authority Revenue:
5.0%, 6/1/2019	3,500,000	3,546,795
5.0%, 6/1/2025	13,000,000	14,662,180
5.25%, 6/1/2020	3,000,000	3,124,080
Illinois, Regional Transportation Authority, Series A, 5.5%, 7/1/2024, INS: NATL	5,000,000	5,755,900
Illinois, State Finance Authority Revenue, Joan W & Irving B Dance Project, 1.69%**, 12/7/2018, LOC: PNC Bank NA	100,000	100,000
Illinois, State Finance Authority Revenue, Steppenwolf Theatre Co. Project, 1.68%**, 12/7/2018, LOC: Northern Trust Co.	515,000	515,000
Illinois, State General Obligation:
Series B, 5.0%, 10/1/2023	6,200,000	6,527,670
5.0%, 2/1/2024	6,170,000	6,504,661
Series A, 5.0%, 12/1/2024	5,000,000	5,294,100
Illinois, State Municipal Electric Agency, Power Supply Revenue, Series A, 5.0%, 2/1/2028	10,000,000	11,295,500
Illinois, State Toll Highway Authority Revenue:
Series A, 5.0%, 1/1/2028	1,250,000	1,363,575
Series A-1, 5.25%, 1/1/2030	5,000,000	5,157,600
Rockford-Concord Commons, IL, Housing Facility, Concord Commons Project, Series A, 6.15%, 11/1/2022	555,000	556,410
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2029	3,500,000	3,873,905

		87,625,384

Indiana 2.0%
Indiana, Rockport Pollution Control Revenue, Michigan Power Co. Project, Series A, 3.05%, 6/1/2025	3,700,000	3,659,115
Indiana, State Finance Authority Hospital Revenue, State University Health Obligation Group, Series C, 1.66%**, 12/7/2018, LOC: Northern Trust Co.	230,000	230,000
Indiana, Transportation Finance Authority Highway Revenue, Series A, 5.5%, 12/1/2022	10,000,000	10,861,400
Indiana, Wastewater Utility Revenue, CWA Authority Project, Series A, 5.0%, 10/1/2027	1,565,000	1,726,305

The accompanying notes are an integral part of the financial statements.

14	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Indianapolis, IN, Local Public Improvement Bond Bank, Series K, 5.0%, 6/1/2026	5,355,000	5,704,467

		22,181,287

Kansas 0.7%
Kansas, State Development Finance Authority, Hospital Revenue, Adventist Health System, Series C, Prerefunded 11/15/2019 @ 100, 5.5%, 11/15/2022	105,000	108,349
Kansas, State Development Finance Authority, Sisters of Charity of Leavenworth Health System, Inc.:
Series A, 5.25%, 1/1/2025	995,000	1,028,084
Series A, Prerefunded 1/1/2020 @ 100, 5.25%, 1/1/2025	6,505,000	6,728,642

		7,865,075

Kentucky 0.8%
Kentucky, Asset/Liability Commission Agency Revenue, Federal Highway Trust, First Series, 5.25%, 9/1/2019, INS: NATL	1,000,000	1,024,150
Kentucky, State Public Energy Authority, Gas Supply Revenue, Series B, 4.0%, Mandatory Put 1/1/2023 @ 100, 1/1/2049	7,160,000	7,501,532

		8,525,682

Louisiana 0.1%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AGMC	1,250,000	1,397,700

Maine 0.8%
Maine, Health & Higher Educational Facilities Authority Revenue, Series A, 5.25%, 7/1/2031	8,040,000	8,399,549

Maryland 2.0%
Gaithersburg, MD, Economic Development Revenue, Asbury Obligated Group, Series A, 5.0%, 1/1/2033	2,500,000	2,712,500
Maryland, State Economic Development Corp. Revenue, Transportation Facilities Projects:
Series A, 5.0%, 6/1/2031	1,000,000	1,122,830
Series A, 5.0%, 6/1/2032	500,000	557,985
Prince George’s County, MD, Public Improvement, Series A, 4.0%, 7/15/2030	7,500,000	8,187,675
Washington, MD, Suburban Sanitary Commission, 4.0%, 6/15/2031	9,000,000	9,708,030

		22,289,020

Massachusetts 3.2%
Massachusetts, Metropolitan Boston Transit Parking Corp., Systemwide Parking Revenue, Senior Lien, 5.0%, 7/1/2028	3,760,000	4,010,416

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series I, 5.0%, 7/1/2027	3,300,000	3,702,006
Series J-2, 5.0%, 7/1/2031	1,805,000	2,008,424
Series J-2, 5.0%, 7/1/2032	2,765,000	3,066,385
Series J-2, 5.0%, 7/1/2033	1,000,000	1,104,050
Series J-2, 5.0%, 7/1/2034	2,000,000	2,197,420
Massachusetts, State Development Finance Agency Revenue, Suffolk University:
Series A, 6.0%, 7/1/2024	1,785,000	1,822,467
5.0%, 7/1/2030	3,500,000	3,896,900
5.0%, 7/1/2031	9,610,000	10,662,103
5.0%, 7/1/2034	1,325,000	1,452,584
5.0%, 7/1/2035	1,000,000	1,092,440
Massachusetts, State Housing Finance Agency, Series 162, 2.75%, 12/1/2041	360,000	361,026

		35,376,221

Michigan 2.9%
Detroit, MI, City School District Building & Site:
Series A, 5.0%, 5/1/2020	3,110,000	3,230,482
Series A, 5.0%, 5/1/2021	2,100,000	2,231,880
Michigan, Great Lakes Water Authority, Water Supply Systems Revenue, Senior Lien, Series C, 5.0%, 7/1/2031	5,000,000	5,670,150
Michigan, State Building Authority Revenue, Facilities Program, Series II-A, 5.0%, 10/15/2024	1,610,000	1,731,120
Michigan, State Finance Authority Revenue, Henry Ford Health System, 5.0%, 11/15/2031	10,700,000	11,973,835
Michigan, State Hospital Finance Authority Revenue, Ascension Health Credit Group, 5.0%, 11/15/2027	2,250,000	2,563,560
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
Series I-75, AMT, 5.0%, 6/30/2032	1,320,000	1,456,052
Series I-75, AMT, 5.0%, 12/31/2032	700,000	770,364
Series I-75, AMT, 5.0%, 12/31/2033	1,600,000	1,752,736

		31,380,179

Mississippi 1.7%
Mississippi, Development Bank Special Obligation, Department of Corrections:
Series C, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	6,110,000	6,440,368
Series D, Prerefunded 8/1/2020 @ 100, 5.25%, 8/1/2027	5,000,000	5,270,350
Mississippi, State Gaming Tax Revenue, Series E, 5.0%, 10/15/2028	4,755,000	5,347,092

The accompanying notes are an integral part of the financial statements.

16	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Warren County, MS, Gulf Opportunity Zone, International Paper Company Project, 2.9%, Mandatory Put 9/1/2023 @ 100, 9/1/2032	1,500,000	1,486,830

		18,544,640

Missouri 0.5%
Cape Girardeau County, MO, Industrial Development Authority, St. Francis Medical Center:
Series A, 5.0%, 6/1/2022	1,570,000	1,712,870
Series A, 5.0%, 6/1/2023	1,375,000	1,496,261
Kansas City, MO, Sanitary Sewer System Revenue:
Series B, 5.0%, 1/1/2027	700,000	827,211
Series B, 5.0%, 1/1/2030	625,000	734,963
Series B, 5.0%, 1/1/2032	650,000	755,274
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Homeownership Loan Program, Series D, 4.8%, 3/1/2040	140,000	141,158
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, Special Homeownership Loan Program Market Bonds, Series E-1, 5.0%, 11/1/2027	135,000	137,948

		5,805,685

Nebraska 0.3%
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029	2,080,000	2,342,745
Nebraska, State Investment Finance Authority, Single Family Housing Revenue:
Series E, 3.0%, 3/1/2043	110,000	110,183
Series C, 4.5%, 9/1/2043	545,000	549,502

		3,002,430

Nevada 0.2%
Las Vegas Valley, NV, Water District, Series A, 5.0%, 6/1/2027	2,000,000	2,304,500

New Hampshire 0.9%
New Hampshire, State Municipal Bond Bank:
Series B, 4.0%, 8/15/2030	2,875,000	3,055,033
Series B, 4.0%, 8/15/2031	4,515,000	4,776,599
New Hampshire, State Turnpike Systems, Series B, 5.0%, 2/1/2024	1,775,000	1,921,260

		9,752,892

New Jersey 3.0%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	2,060,000	2,021,849

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
New Jersey, State Transportation Trust Fund Authority:
Series B, 5.25%, 6/15/2025	5,000,000	5,291,950
Series B, 5.25%, 6/15/2026	5,000,000	5,289,600
New Jersey, State Transportation Trust Fund Authority Revenue, Federal Highway Reimbursement, GARVEE Notes:
Series A, 5.0%, 6/15/2029	970,000	1,073,567
Series A, 5.0%, 6/15/2031	970,000	1,063,838
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series A, 5.0%, 12/15/2033	1,070,000	1,148,934
Series A, 5.0%, 12/15/2034	1,715,000	1,832,889
Series A, 5.0%, 12/15/2036	715,000	756,727
New Jersey, State Turnpike Authority Revenue, Series D-4, 5.25%, 1/1/2026, INS: AGMC	10,000,000	11,663,800
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2029	3,000,000	3,350,490

		33,493,644

New Mexico 0.0%
New Mexico, Mortgage Finance Authority, Single Family Mortgage:
“I”, Series E, 5.3%, 9/1/2040	260,000	267,439
“I”, Series D, 5.35%, 9/1/2040	145,000	147,405
“I”, Series B-2, 5.65%, 9/1/2039	20,000	20,117

		434,961

New York 9.9%
New York, State Dormitory Authority Revenue, Non-State Supported Debt, Montefiore Obligated Group:
Series A, 5.0%, 8/1/2029	1,500,000	1,706,910
Series A, 5.0%, 8/1/2030	1,785,000	2,016,961
Series A, 5.0%, 8/1/2031	3,500,000	3,932,530
Series A, 5.0%, 8/1/2032	1,270,000	1,423,162
Series A, 5.0%, 8/1/2033	830,000	925,906
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Mount Sinai School of Medicine, Series A, 5.0%, 7/1/2021	1,000,000	1,042,300
New York, State Dormitory Authority Revenues, Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, 5.0%, 5/1/2028	8,820,000	9,937,759
New York, State Energy Research & Development Authority Facilities Revenue, Consolidated Edison Co., Series C-2, AMT, 1.75%**, 12/7/2018, LOC: Mizuho Bank Ltd.	1,550,000	1,550,000

The accompanying notes are an integral part of the financial statements.

18	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
New York, State Environmental Facilities Corp., State Clean Water & Drinking Revolving Funds, New York City Municipal Water Finance Authority Projects, 5.0%, 6/15/2029	10,000,000	10,688,000
New York, State Thruway Authority:
Series J, 5.0%, 1/1/2028	10,000,000	11,088,800
Series L, 5.0%, 1/1/2030	1,700,000	1,981,554
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project, AMT, 5.0%, 1/1/2028	7,965,000	8,939,518
New York, TSASC, Inc., Series A, 5.0%, 6/1/2022	1,000,000	1,079,610
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series B1, 5.0%, 11/1/2027	750,000	843,878
Series B1, 5.0%, 11/1/2028	1,175,000	1,317,022
Series D-1, 5.0%, 11/1/2028	4,715,000	5,071,077
Series E-1, 5.0%, 2/1/2029	3,055,000	3,288,341
Series B1, 5.0%, 11/1/2029	935,000	1,044,012
New York City, NY, Transitional Finance Authority, Building Aid Revenue:
Series S-2, 5.0%, 7/15/2028	6,750,000	7,723,957
Series S-3, 5.0%, 7/15/2035	5,000,000	5,739,600
New York, NY, General Obligation:
Series F, 5.0%, 8/1/2024	9,000,000	9,735,930
Series B, 5.0%, 8/1/2026	2,870,000	3,262,530
Series D-1, 5.0%, 8/1/2029	8,620,000	9,565,786
Triborough, NY, Bridge & Tunnel Authority Revenues, Series A, 5.0%, 11/15/2028	4,975,000	5,510,807

		109,415,950

North Carolina 0.1%
Charlotte, NC, Airport Revenue, Series A, 5.5%, 7/1/2034	1,000,000	1,055,170

North Dakota 0.1%
Fargo, ND, Sanford Health Systems Revenue, 5.5%, 11/1/2021	1,250,000	1,365,400

Ohio 1.3%
Cleveland, OH, Airport Systems Revenue:
Series A, 5.0%, 1/1/2027	3,000,000	3,212,610
Series A, 5.0%, 1/1/2031, INS: AGMC	1,000,000	1,103,700
Lucas County, OH, Hospital Revenue, Promedica Healthcare:
Series D, 5.0%, 11/15/2024	1,805,000	1,908,787
Series D, Prerefunded 11/15/2021 @ 100, 5.0%, 11/15/2024	995,000	1,076,441

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)
Ohio, State Higher Educational Facility Commission Revenue, Summa Health Systems 2010 Project, 5.5%, 11/15/2030, INS: AGMC	5,000,000	5,227,650
Ohio, State Turnpike Commission, Infrastructure Projects, Series A-1, 5.25%, 2/15/2029	1,310,000	1,449,895

		13,979,083

Oregon 2.1%
Oregon, Portland Community College District:
5.0%, 6/15/2030	1,250,000	1,444,625
5.0%, 6/15/2031	1,250,000	1,439,588
Oregon, State General Obligation, Series L, 5.0%, 5/1/2025	3,000,000	3,206,610
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	5,250,000	5,615,925
Port of Portland, OR, Airport Revenue, Passenger Facility Charge, Portland International Airport:
Series A, 5.5%, 7/1/2026	4,025,000	4,354,929
Series A, 5.5%, 7/1/2029	7,000,000	7,560,980

		23,622,657

Pennsylvania 7.3%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,508,400
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project, 5.0%, 12/1/2038	1,000,000	1,014,140
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	2,735,000	2,970,894
5.0%, 12/1/2032	2,745,000	2,954,883
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,987,999
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2027	740,000	841,898
5.0%, 6/1/2028	740,000	845,687
5.0%, 6/1/2029	740,000	838,575
5.0%, 6/1/2030	495,000	556,652
5.0%, 6/1/2031	495,000	554,949
Pennsylvania, Delaware River Joint Toll Bridge Commission Revenue:
5.0%, 7/1/2031	1,000,000	1,154,290
5.0%, 7/1/2032	1,500,000	1,726,530

The accompanying notes are an integral part of the financial statements.

20	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Pennsylvania, State Certificates of Participation:
Series A, 5.0%, 7/1/2029	300,000	340,005
Series A, 5.0%, 7/1/2031	850,000	954,771
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A, 5.0%, 2/1/2028	3,000,000	3,354,270
Pennsylvania, State Economic Development Financing Authority, Unemployment Compensation Revenue, Series B, 5.0%, 7/1/2021	395,000	398,278
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, 3.5%, 10/1/2041	4,105,000	4,191,000
Series 122, 4.0%, 10/1/2046	7,450,000	7,762,974
Pennsylvania, State Turnpike Commission Revenue:
Series B-1, MUNIPSA + 0.88%, 2.57%*, 12/1/2020	3,000,000	3,019,290
Series B, MUNIPSA + 1.15%, 2.84%*, 12/1/2019	500,000	501,860
Series C, 5.0%, 12/1/2028	2,950,000	3,300,519
Series B, 5.0%, 6/1/2029	5,000,000	5,528,650
Series A-2, 5.0%, 12/1/2030	3,500,000	3,962,595
Series A-1, 5.0%, 12/1/2031	1,000,000	1,128,020
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2026	2,120,000	2,430,644
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2027	2,820,000	3,233,215
Series C, Prerefunded 12/1/2023 @ 100, 5.5%, 12/1/2028	1,000,000	1,146,530
Philadelphia, PA, Gas Works Revenue, 1998 General Ordinance, Series 14, 5.0%, 10/1/2029	1,500,000	1,691,055
Philadelphia, PA, School District:
Series F, 5.0%, 9/1/2030	8,970,000	9,965,042
Series F, Prerefunded 9/1/2026 @ 100, 5.0%, 9/1/2030	30,000	35,317

		80,898,932

Puerto Rico 0.0%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A, Prerefunded 8/1/2019 @ 100, 5.5%, 8/1/2028	45,000	46,057

Rhode Island 0.0%
Narragansett Bay, RI, Commission Wastewater System Revenue, Series A, 1.69%**, 12/7/2018, LOC: TD Bank NA	400,000	400,000

South Carolina 0.3%
Greenwood County, SC, Hospital Revenue, Self Regional Healthcare, Series B, 5.0%, 10/1/2025	2,755,000	2,974,877
South Carolina, Beaufort-Jasper Water & Sewer Authority, Waterworks & Sewer System Revenue, Series B, 5.0%, 3/1/2024	500,000	568,405

		3,543,282

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	21

	Principal Amount ($)	Value ($)
Tennessee 1.3%
Greeneville, TN, Health & Educational Facilities Board, Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,776,725
Tennessee, Housing Development Agency, Residential Financing Program Revenue, Series 1C, 3.0%, 7/1/2038	2,910,000	2,932,756
Tennessee, State Energy Acquisition Corp., Gas Revenue, Series A, 4.0%, Mandatory Put 11/1/2025 @ 100, 11/1/2049	6,000,000	6,258,240
Tennessee, State Housing Development Agency, Homeownership Program:
Series 2C, 4.0%, 7/1/2038	835,000	852,802
Series 1C, 4.5%, 7/1/2037	880,000	905,987

		13,726,510

Texas 10.4%
Allen, TX, Independent School District, 5.0%, 2/15/2025	520,000	551,663
Dallas, TX, Waterworks & Sewer Systems Revenue:
5.0%, 10/1/2029	970,000	1,019,868
5.0%, 10/1/2030	1,210,000	1,271,758
Denton County, TX, General Obligation, 4.0%, 7/15/2030	3,000,000	3,188,640
Harris County, TX, Metropolitan Transit Authority, Sales & Use Tax, Series A, 5.0%, 11/1/2031	2,795,000	3,004,877
Houston, TX, Airport Systems Revenue:
Series B, 5.0%, 7/1/2026	4,000,000	4,272,880
Series B, 5.0%, 7/1/2027	9,600,000	10,412,352
Houston, TX, General Obligation, Series A, 5.0%, 3/1/2026	865,000	871,219
Houston, TX, Utility Systems Revenue, Series A, Prerefunded 11/15/2020 @ 100, 5.25%, 11/15/2028	2,500,000	2,655,375
Humble, TX, Independent School District, School Building, Series A, 5.0%, 2/15/2029	1,335,000	1,411,562
Lubbock, TX, General Obligation, 5.0%, 2/15/2029	2,000,000	2,119,120
Mission, TX, Economic Development Corp. Revenue, Senior Lien-Natgasoline Project, AMT, 144A, 4.625%, 10/1/2031	1,665,000	1,689,476
North Texas, Tollway Authority Revenue:
Series A, 5.0%, 1/1/2028	1,150,000	1,291,588
Series B, 5.0%, 1/1/2029	2,845,000	3,186,827
North Texas, Tollway Authority Revenue, Special Projects Systems:
Series D, Prerefunded 9/1/2021 @ 100, 5.25%, 9/1/2027	5,080,000	5,502,605
Series A, Prerefunded 9/1/2021 @ 100, 5.5%, 9/1/2028	1,240,000	1,351,364
Pearland, TX, Independent School District, School Building:
4.0%, 2/15/2031	3,815,000	4,044,854
4.0%, 2/15/2032	3,650,000	3,853,195

The accompanying notes are an integral part of the financial statements.

22	|	DWS Intermediate Tax-Free Fund

	Principal Amount ($)	Value ($)
Plano, TX, General Obligation:
5.0%, 9/1/2029	645,000	668,343
Prerefunded 3/1/2020 @ 100, 5.0%, 9/1/2029	990,000	1,026,343
San Antonio, TX, Water Systems Revenue, Junior Lien, Series E, 5.0%, 5/15/2027	1,900,000	2,105,409
Socorro, TX, Independent School District:
Series A, 4.0%, 8/15/2031	3,140,000	3,360,397
Series A, 4.0%, 8/15/2032	1,500,000	1,595,310
Series B, 4.0%, 8/15/2032	3,000,000	3,190,620
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded 8/15/2020 @ 100, 5.25%, 8/15/2023	2,500,000	2,635,966
Texas, Aldine Independent School District, 4.0%, 2/15/2032	3,000,000	3,182,970
Texas, Dallas-Fort Worth International Airport Revenue:
Series C, 5.0%, 11/1/2025	4,605,000	4,846,302
Series C, 5.0%, 11/1/2026	3,290,000	3,457,954
Texas, Grand Parkway Transportation Corp., 5.0%, 2/1/2023	6,460,000	7,099,411
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	3,790,000	3,986,436
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026	12,715,000	14,628,607
Texas, State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue, 5.0%, 12/15/2022	5,000,000	5,474,350
Texas, State Water Development Board, Series A, 4.0%, 10/15/2032	5,000,000	5,323,200

		114,280,841

Utah 0.5%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,583,500

Virginia 3.1%
Virginia, State College Building Authority, Educational Facilities Revenue, 21st Century College, Series B, 4.0%, 2/1/2029	18,755,000	20,014,398
Virginia, State Public Building Authority, Public Facilities Revenue, Series A, 4.0%, 8/1/2030	6,370,000	6,873,039
Virginia, State Public School Authority, School Financing, Series B, 4.0%, 8/1/2029	7,060,000	7,645,909

		34,533,346

Washington 3.2%
Seattle, WA, Solid Waste Revenue, 4.0%, 6/1/2031	5,150,000	5,435,207
Washington, State Convention Center Public Facilities District:
5.0%, 7/1/2033	1,000,000	1,137,750
5.0%, 7/1/2034	1,500,000	1,699,650
5.0%, 7/1/2035	2,000,000	2,255,900

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	23

	Principal Amount ($)	Value ($)
Washington, State General Obligation, Series A, Prerefunded 8/1/2021 @ 100, 5.0%, 8/1/2032	14,000,000	15,081,640
Washington, State Health Care Facilities Authority Revenue, Multicare Health Systems:
Series B, 5.0%, 8/15/2030	1,000,000	1,152,580
Series B, 5.0%, 8/15/2032	1,275,000	1,455,642
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center, 5.0%, 8/15/2029	2,300,000	2,513,233
Washington, State Housing Finance Commission, Homeownership Program, Series A, 4.7%, 10/1/2028	145,000	147,426
Washington, State Housing Finance Commission, Horizon House Project:
144A, 5.0%, 1/1/2028	750,000	813,428
144A, 5.0%, 1/1/2029	840,000	906,032
144A, 5.0%, 1/1/2031	1,030,000	1,101,235
144A, 5.0%, 1/1/2033	1,050,000	1,113,619

		34,813,342

West Virginia 0.2%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,676,240

Wisconsin 0.9%
Wisconsin, State General Fund, Annual Appropriation Revenue:
Series A, 6.0%, 5/1/2026	4,525,000	4,600,930
Series A, Prerefunded 5/1/2019 @ 100, 6.0%, 5/1/2026	475,000	483,165
Wisconsin, State General Obligation, Series A, Prerefunded 5/1/2021 @ 100, 5.25%, 5/1/2026	3,500,000	3,763,515
Wisconsin, State Health & Educational Facilities Authority Revenue, Children’s Hospital of Wisconsin, Series B, Prerefunded 2/15/2020 @ 100, 5.375%, 8/15/2024	1,000,000	1,040,550

		9,888,160

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $1,075,253,599)	99.1	1,093,080,849
Other Assets and Liabilities, Net	0.9	10,133,341

Net Assets	100.0	1,103,214,190

*

Variable or floating rate security. These securities are shown at their current rate as of November 30, 2018. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.

The accompanying notes are an integral part of the financial statements.

24	|	DWS Intermediate Tax-Free Fund

**

Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of November 30, 2018. Date shown reflects the earlier of demand date or stated maturity date.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.

AMT: Subject to alternative minimum tax.

ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

INS: Insured

LIBOR: London Interbank Offered Rate

LIQ: Liquidity Facility

LOC: Letter of Credit

MUNIPSA: SIFMA Municipal Swap Index Yield

NATL: National Public Finance Guarantee Corp.

Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$1,093,080,849	$—	$1,093,080,849
Total	$—	$1,093,080,849	$—	$1,093,080,849

(a)	See Investment Portfolio for additional detailed categorizations.

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	25

Statement of Assets and Liabilities

as of November 30, 2018 (Unaudited)

Assets
Investments in securities, at value (cost $1,075,253,599)	$1,093,080,849
Cash	1,324
Receivable for investments sold	1,556,439
Receivable for Fund shares sold	1,947,693
Interest receivable	14,802,754
Other assets	73,410
Total assets	1,111,462,469

Liabilities
Line of credit loan payable	3,400,000
Payable for Fund shares redeemed	3,533,735
Distributions payable	367,110
Accrued management fee	193,978
Accrued Trustees’ fees	27,855
Other accrued expenses and payables	725,601
Total liabilities	8,248,279
Net assets, at value	$1,103,214,190

Net Assets Consist of
Distributable earnings (loss)	17,900,869
Paid-in capital	1,085,313,321
Net assets, at value	$1,103,214,190

The accompanying notes are an integral part of the financial statements.

26	|	DWS Intermediate Tax-Free Fund

Statement of Assets and Liabilities as of November 30, 2018 (Unaudited) (continued)

Net Asset Value

Class A
Net Asset Value and redemption price per share ($160,843,139 ÷ 14,048,010 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.45
Maximum offering price per share (100 ÷ 97.25 of $11.45)	$11.77
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($30,004,847 ÷ 2,621,656 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.44
Class S
Net Asset Value, offering and redemption price per share ($552,835,882 ÷ 48,276,502 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.45
Institutional Class
Net Asset Value, offering and redemption price per share ($359,530,322 ÷ 31,404,833 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$11.45

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	27

Statement of Operations

for the six months ended November 30, 2018 (Unaudited)

Investment Income
Income:
Interest	$23,829,425
Expenses:
Management fee	2,188,280
Administration fee	694,692
Services to shareholders	927,088
Distribution and service fees	368,610
Custodian fee	8,622
Professional fees	69,095
Reports to shareholders	38,592
Registration fees	34,832
Trustees’ fees and expenses	39,261
Interest expenses	6,787
Other	70,705
Total expenses before expense reductions	4,446,564
Expense reductions	(315,787)
Total expenses after expense reductions	4,130,777
Net investment income	19,698,648

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,468,618
Change in net unrealized appreciation (depreciation) on investments	(21,699,552)
Net gain (loss)	(20,230,934)
Net increase (decrease) in net assets resulting from operations	$(532,286)

The accompanying notes are an integral part of the financial statements.

28	|	DWS Intermediate Tax-Free Fund

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2018 (Unaudited)	Year Ended May 31, 2018

Operations:
Net investment income (loss)	$19,698,648	$45,873,773
Net realized gain (loss)	1,468,618	5,168,920
Change in net unrealized appreciation (depreciation)	(21,699,552)	(54,419,563)
Net increase (decrease) in net assets resulting from operations	(532,286)	(3,376,870)
Distributions to shareholders:
Class A	(2,193,714)	(4,779,130)
Class C	(309,757)	(718,140)
Class S	(8,522,844)	(17,967,645)
Institutional Class	(8,672,333)	(22,841,395)
Total distributions	(19,698,648)	(46,306,310)*
Fund share transactions:
Proceeds from shares sold	159,009,181	295,094,482
Reinvestment of distributions	16,544,881	40,462,087
Payments for shares redeemed	(571,453,886)	(568,772,576)
Net increase (decrease) in net assets from Fund share transactions	(395,899,824)	(233,216,007)
Increase (decrease) in net assets	(416,130,758)	(282,899,187)
Net assets at beginning of period	1,519,344,948	1,802,244,135
Net assets at end of period	$1,103,214,190	$1,519,344,948 **

*

Includes distributions from net investment income of $4,728,816, $707,146, $17,793,877 and $22,621,902 for Class A, Class C, Class S and Institutional Class, respectively and distributions from net realized gains of $50,314, $10,994, $173,768 and $219,493 for Class A, Class C, Class S and Institutional Class, respectively.

**	Includes undistributed net investment income of $1,263,430.

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	29

Financial Highlights

	Six Months Ended 11/30/18		Years Ended May 31,
Class A	(Unaudited)		2018		2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$11.60		$11.93		$12.11	$11.88	$11.94	$11.99
Income from investment operations:
Net investment income	.15		.29		.28	.28	.28	.31
Net realized and unrealized gain (loss)	(.15)		(.33)		(.18)	.22	(.06)	(.05)
Total from investment operations	.00	***	(.04)		.10	.50	.22	.26
Less distributions from:
Net investment income	(.15)		(.29)		(.28)	(.27)	(.28)	(.31)
Net realized gains	—		(.00	)***	—	—	—	—
Total distributions	(.15)		(.29)		(.28)	(.27)	(.28)	(.31)
Net asset value, end of period	$11.45		$11.60		$11.93	$12.11	$11.88	$11.94
Total Return (%)[a]	.02	b**	(.30)		.83	4.29	1.85 [b]	2.25

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	161		174		207	284	311	335
Ratio of expenses before expense reductions (%)	.80	*	.78		.79	.79	.79	.78
Ratio of expenses after expense reductions (%)	.79	*	.78		.79	.79	.79	.78
Ratio of net investment income (loss) (%)	2.65	*	2.47		2.33	2.29	2.35	2.66
Portfolio turnover rate (%)	32	**	44		36	41	54	67

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

30	|	DWS Intermediate Tax-Free Fund

	Six Months Ended 11/30/18		Years Ended May 31,
Class C	(Unaudited)		2018		2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$11.59		$11.93		$12.10	$11.88	$11.94	$11.99
Income from investment operations:
Net investment income	.11		.20		.19	.18	.19	.22
Net realized and unrealized gain (loss)	(.15)		(.34)		(.17)	.22	(.06)	(.05)
Total from investment operations	(.04)		(.14)		.02	.40	.13	.17
Less distributions from:
Net investment income	(.11)		(.20)		(.19)	(.18)	(.19)	(.22)
Net realized gains	—		(.00	)***	—	—	—	—
Total distributions	(.11)		(.20)		(.19)	(.18)	(.19)	(.22)
Net asset value, end of period	$11.44		$11.59		$11.93	$12.10	$11.88	$11.94
Total Return (%)[a]	(.26	)b**	(1.15)[b]		.15	3.42 [b]	1.09 [b]	1.48 [b]

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	30		36		47	62	70	76
Ratio of expenses before expense reductions (%)	1.56	*	1.56		1.55	1.55	1.56	1.55
Ratio of expenses after expense reductions (%)	1.54	*	1.55		1.55	1.55	1.54	1.54
Ratio of net investment income (%)	1.90	*	1.70		1.57	1.54	1.61	1.90
Portfolio turnover rate (%)	32	**	44		36	41	54	67

[a]	Total return does not reflect the effect of any sales charges.

[b]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	31

	Six Months Ended 11/30/18		Years Ended May 31,
Class S	(Unaudited)		2018		2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$11.60		$11.93		$12.11	$11.89	$11.95	$11.99
Income from investment operations:
Net investment income	.17		.32		.31	.30	.31	.34
Net realized and unrealized gain (loss)	(.15)		(.33)		(.18)	.22	(.06)	(.05)
Total from investment operations	.02		(.01)		.13	.52	.25	.29
Less distributions from:
Net investment income	(.17)		(.32)		(.31)	(.30)	(.31)	(.33)
Net realized gains	—		(.00	)***	—	—	—	—
Total distributions	(.17)		(.32)		(.31)	(.30)	(.31)	(.33)
Net asset value, end of period	$11.45		$11.60		$11.93	$12.11	$11.89	$11.95
Total Return (%)[a]	.15	**	(.07)		1.07	4.45	2.11	2.57

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	553		629		679	684	675	663
Ratio of expenses before expense reductions (%)	.63	*	.62		.62	.62	.61	.63
Ratio of expenses after expense reductions (%)	.54	*	.55		.55	.55	.54	.57
Ratio of net investment income (%)	2.90	*	2.71		2.57	2.54	2.60	2.88
Portfolio turnover rate (%)	32	**	44		36	41	54	67

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

32	|	DWS Intermediate Tax-Free Fund

	Six Months Ended 11/30/18		Years Ended May 31,
Institutional Class	(Unaudited)		2018		2017	2016	2015	2014

Selected Per Share Data
Net asset value, beginning of period	$11.60		$11.93		$12.11	$11.89	$11.95	$12.00
Income from investment operations:
Net investment income	.17		.32		.31	.31	.31	.34
Net realized and unrealized gain (loss)	(.15)		(.33)		(.18)	.21	(.06)	(.05)
Total from investment operations	.02		(.01)		.13	.52	.25	.29
Less distributions from:
Net investment income	(.17)		(.32)		(.31)	(.30)	(.31)	(.34)
Net realized gains	—		(.00	)***	—	—	—	—
Total distributions	(.17)		(.32)		(.31)	(.30)	(.31)	(.34)
Net asset value, end of period	$11.45		$11.60		$11.93	$12.11	$11.89	$11.95
Total Return (%)	.15	a**	(.06)		1.07	4.47	2.12	2.53

Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	360		680		870	1,021	904	534
Ratio of expenses before expense reductions (%)	.56	*	.54		.55	.53	.54	.52
Ratio of expenses after expense reductions %	.54	*	.54		.55	.53	.54	.52
Ratio of net investment income (%)	2.88	*	2.71		2.57	2.55	2.59	2.93
Portfolio turnover rate (%)	32	**	44		36	41	54	67

[a]	Total return would have been lower had certain expenses not been reduced.

*	Annualized

**	Not annualized

***	Amount is less than $.005.

The accompanying notes are an integral part of the financial statements.

DWS Intermediate Tax-Free Fund	|	33

Notes to Financial Statements	(Unaudited)

A. Organization and Significant Accounting Policies

DWS Intermediate Tax-Free Fund (formerly DWS Intermediate Tax/AMT Free Fund) (the “Fund”) is a diversified series of Deutsche DWS Tax Free Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Effective on August 10, 2018, Class C shares automatically convert to Class A shares in the same fund after 10 years, provided that the fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 10 years. Class S shares are not subject to initial or contingent deferred sales charges and are only available to a limited group of investors. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

In October 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification, which is intended to facilitate the disclosure of information to investors and simplify

34	|	DWS Intermediate Tax-Free Fund

compliance without significantly altering the total mix of information provided to investors. Effective with the current reporting period, the Fund adopted the amendments with the impacts being that the Fund is no longer required to present components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributable earnings and the amount of undistributed net investment income on the Statements of Changes in Net Assets.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Municipal debt securities are valued at prices supplied by independent pricing services approved by the Fund’s Board, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from one or more broker-dealers. These securities are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is

DWS Intermediate Tax-Free Fund	|	35

purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.

When-Issued/Delayed Delivery Securities. The Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.

At May 31, 2018, the Fund had a net tax basis capital loss carryforward of approximately $2,658,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.

At May 31, 2018, the aggregate cost of investments for federal income tax purposes was $1,478,089,639. The net unrealized appreciation for all securities based on tax cost was $39,526,802. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $42,828,854 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $3,302,052.

The Fund has reviewed the tax positions for the open tax years as of May 31, 2018 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

36	|	DWS Intermediate Tax-Free Fund

Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and is distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss, accretion of market discount on debt securities and expired capital loss carryforwards. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

B. Purchases and Sales of Securities

During the six months ended November 30, 2018, purchases and sales of investment securities (excluding short-term investments) aggregated $445,604,830 and $843,231,631, respectively.

DWS Intermediate Tax-Free Fund	|	37

C. Related Parties

Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group”), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

The management fee payable under the Investment Management Agreement is at an annual rate (exclusive of any applicable waivers/reimbursements) of 0.315% of the Fund’s average daily net assets, computed and accrued daily and payable monthly.

For the period from June 1, 2018 through September 30, 2018, the Advisor had contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.80%
Class C	1.55%
Class S	.55%
Institutional Class	.55%

Effective October 1, 2018 to September 30, 2019, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) of each class as follows:

Class A	.77%
Class C	1.52%
Class S	.52%
Institutional Class	.52%

For the six months ended November 30, 2018, fees waived and/or expenses reimbursed for each class are as follows:

Class A	$8,810
Class C	3,379
Class S	249,111
Institutional Class	54,487
$315,787

38	|	DWS Intermediate Tax-Free Fund

Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee”) of 0.10% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2018, the Administration Fee was $694,692, of which $91,499 is unpaid.

Service Provider Fees. DWS Service Company (“DSC”), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent of the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST”), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2018, the amounts charged to the Fund by DSC were as follows:

Services to Shareholders	Total Aggregated	Unpaid at November 30, 2018
Class A	$3,314	$1,351
Class C	935	728
Class S	23,434	7,779
Institutional Class	9,128	3,567
	$36,811	$13,425

In addition, for the six months ended November 30, 2018, the amounts charged to the Fund for recordkeeping and other administrative services provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders”, were as follows:

Sub-Recordkeeping	Total Aggregated
Class A	$77,873
Class C	16,173
Class S	476,944
Institutional Class	305,727
$876,717

Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI”), an affiliate of the Advisor, receives a fee (“Distribution Fee”) of 0.75% of average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2018, the Distribution Fee was as follows:

Distribution Fee	Total Aggregated	Unpaid at November 30, 2018
Class C	$122,549	$18,565

DWS Intermediate Tax-Free Fund	|	39

In addition DDI provides information and administrative services for a fee (“Service Fee”) to Class A and C shareholders at an annual rate of up to 0.25% of average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2018, the Service Fee was as follows:

Service Fee	Total Aggregated	Unpaid at November 30, 2018	Annualized Rate
Class A	$205,260	$97,555	.25%
Class C	40,801	18,933	.25%
	$246,061	$116,488

Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2018 aggregated $161.

In addition, DDI receives any contingent deferred sales charge (“CDSC”) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2018, the CDSC for Class C shares aggregated $19. A deferred sales charge of up to 0.50% is assessed on certain redemptions of Class A shares.

Typesetting and Filing Service Fees. Under an agreement with the Fund, DIMA is compensated for providing certain pre-press and regulatory filing services to the Fund. For the six months ended November 30, 2018, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $10,785, of which $7,677 is unpaid.

Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.

Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers, or common trustees. During the six months ended November 30, 2018, the Fund engaged in securities purchases of $143,605,000 and securities sales of $141,525,000 with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act.

40	|	DWS Intermediate Tax-Free Fund

D. Line of Credit

The Fund and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

At November 30, 2018, the Fund had a $3,400,000 outstanding loan. Interest expense incurred on the borrowings was $6,787 for the period ended November 30, 2018. The average dollar amount of the borrowings was $4,350,000, the weighted average interest rate on these borrowings was 3.56%, and the Fund had a loan outstanding for 16 days throughout the period. The borrowings were valued at cost, which approximates fair value

E. Fund Share Transactions

The following table summarizes share and dollar activity in the Fund:

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Dollars	Shares	Dollars

Shares sold
Class A	836,924	$9,596,632	1,102,340	$12,998,198
Class C	79,770	913,954	122,849	1,447,801
Class S	6,188,413	71,120,817	11,404,329	134,258,475
Institutional Class	6,694,487	77,377,778	12,409,820	146,390,008
		$159,009,181		$295,094,482

Shares issued to shareholders in reinvestment of distributions
Class A	167,031	$1,920,326	348,472	$4,097,280
Class C	20,072	230,775	44,988	528,989
Class S	587,544	6,756,920	1,180,074	13,873,833
Institutional Class	663,373	7,636,860	1,866,523	21,961,985
		$16,544,881		$40,462,087

DWS Intermediate Tax-Free Fund	|	41

	Six Months Ended November 30, 2018		Year Ended May 31, 2018
	Shares	Dollars	Shares	Dollars

Shares redeemed
Class A	(1,965,114)	$(22,629,452)	(3,760,469)	$(44,264,408)
Class C	(564,551)	(6,499,605)	(1,059,365)	(12,458,760)
Class S	(12,771,920)	(147,044,791)	(15,173,780)	(178,336,747)
Institutional Class	(34,586,770)	(395,280,038)	(28,513,224)	(333,712,661)
		$(571,453,886)		$(568,772,576)

Net increase (decrease)
Class A	(961,159)	$(11,112,494)	(2,309,657)	$(27,168,930)
Class C	(464,709)	(5,354,876)	(891,528)	(10,481,970)
Class S	(5,995,963)	(69,167,054)	(2,589,377)	(30,204,439)
Institutional Class	(27,228,910)	(310,265,400)	(14,236,881)	(165,360,668)
		$(395,899,824)		$(233,216,007)

42	|	DWS Intermediate Tax-Free Fund

Information About Your Fund’s Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2018 to November 30, 2018).

The tables illustrate your Fund’s expenses in two ways:

–

Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000” line under the share class you hold.

–

Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000” line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Intermediate Tax-Free Fund	|	43

Expenses and Value of a $1,000 Investment for the six months ended November 30, 2018 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/18	$1,000.20	$997.40	$1,001.50	$1,001.50
Expenses Paid per $1,000*	$3.96	$7.71	$2.71	$2.71

Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/18	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/18	$1,021.11	$1,017.35	$1,022.36	$1,022.36
Expenses Paid per $1,000*	$4.00	$7.79	$2.74	$2.74

*

Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Intermediate Tax-Free Fund	.79%	1.54%	.54%	.54%

For more information, please refer to the Fund’s prospectus.

For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to http://apps.finra.org/fundanalyzer/1/fa.aspx.

44	|	DWS Intermediate Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation

The Board of Trustees (hereinafter referred to as the “Board” or “Trustees”) approved the renewal of DWS Intermediate Tax-Free Fund’s (the “Fund”) investment management agreement (the “Agreement”) with DWS Investment Management Americas, Inc. (“DIMA”) in September 2018.

In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:

–	During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees”).

–

The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board’s Contract Committee reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant”). Based on its evaluation of the information provided, the Contract Committee presented its findings and recommendations to the Board. The Board then reviewed the Contract Committee’s findings and recommendations.

–	The Board also received extensive information throughout the year regarding performance of the Fund.

–

The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.

–

In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.

In connection with the contract review process, the Contract Committee and the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to

DWS Intermediate Tax-Free Fund	|	45

invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group”). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.

As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps. As part of these negotiations, the Board indicated that it would consider relaxing these caps in future years following sustained improvements in performance, among other considerations.

While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.

Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar”), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review” (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2017, the Fund’s performance (Class A shares) was in the 4th quartile of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2017. The Board noted the disappointing investment performance of the Fund in recent periods and continued to

46	|	DWS Intermediate Tax-Free Fund

discuss with senior management of DIMA the factors contributing to such underperformance and actions being taken to improve performance. The Board noted that effective August 2, 2018, a change was made to the Fund’s investment strategy, allowing it to invest up to 10% of its assets in high yield debt securities (commonly referred to as junk bonds). The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.

Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge”) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.10% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2017). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2017, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses”). The Board also reviewed data comparing each share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds”) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds”) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.

On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.

DWS Intermediate Tax-Free Fund	|	47

Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.

Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.

Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out” benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.

Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board

48	|	DWS Intermediate Tax-Free Fund

noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.

Based on all of the information considered and the conclusions reached, the Board unanimously determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

DWS Intermediate Tax-Free Fund	|	49

Account Management Resources

For More Information

The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling:

(800) 728-3337

Web Site

dws.com

View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.

Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.

Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting	The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site — dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site — sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at (800) 728-3337.
Portfolio Holdings	Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC’s Web site at sec.gov. The Fund’s portfolio holdings are also posted on dws.com from time to time. Please see the Fund’s current prospectus for more information.
Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

50	|	DWS Intermediate Tax-Free Fund

Investment Management

DWS Investment Management Americas, Inc. (“DIMA” or the “Advisor”), which is part of the DWS Group GmbH & Co. KGaA (“DWS Group”), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	SZMAX	SZMCX	SCMTX	SZMIX
CUSIP Number	25159H 108	25159H 306	25159H 405	25159H 504
Fund Number	445	745	2045	1445

DWS Intermediate Tax-Free Fund	|	51

Privacy Statement

FACTS	What Does DWS Do With Your Personal Information?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share can include:

– Social Security number

– Account balances

– Purchase and transaction history

– Bank account information

– Contact information such as mailing address, e-mail address and telephone number

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information, the reasons DWS chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at service@dws.com

52	|	DWS Intermediate Tax-Free Fund

Who we are
Who is providing this notice?	DWS Distributors, Inc; DWS Investment Management Americas, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does DWS collect my personal information?

We collect your personal information, for example, when you:

– open an account

– give us your contact information

– provide bank account information for ACH or wire transactions

– tell us where to send money

– seek advice about your investments

Why can’t I limit all sharing?

Federal law gives you the right to limit only

– sharing for affiliates’ everyday business purposes

– information about your creditworthiness

– affiliates from using your information to market to you

– sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank (“DB”) name, such as DB AG Frankfurt.
Non-affiliates	Companies not related by common ownership or control. They can be financial and non-financial companies. Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.
Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS does not jointly market.

Rev. 3/2018, as amended 7/2018

DWS Intermediate Tax-Free Fund	|	53

Notes

Notes

DITFF-3

(R-025435-8 1/19)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Intermediate Tax-Free Fund, a series of Deutsche DWS Tax Free Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/29/2019

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/29/2019